UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06170

Lebenthal Funds, Inc.
(Exact name of registrant as specified in charter)

120 Broadway, New York, NY		10271
(Address of principal executive offices)		(Zip code)

ALEXANDRA LEBENTHAL Lebenthal Asset Management 120 Broadway New York, New York

Copy to: DAVID C. PHELAN, ESQ. Wilmer Cutler Pickering Hale and Dorr LLP 60 State Street Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 425-6116

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1.  Schedule of Investments.

LEBENTHAL NEW YORK MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

AUGUST 31, 2005 (UNAUDITED)

			Ratings (Unaudited)
Face Amount		Value	Moody’s	Standard & Poor’s

MUNICIPAL BONDS (91.27%)
$5,625,000	New York City Municipal Water Finance-Series D, 5.00%, due 06/15/37	$5,960,081	Aa2	AA+
210,000	New York City Municipal Water Finance-Series D, (AMBAC Insured), 5.00%, due 06/15/39	222,959	Aaa	AAA
3,000,000	Battery Park City Authority- New York Revenue, Refunding-Series A, 5.00%, due 11/01/24	3,238,560	Aaa	AAA
1,000,000	Chautauqua, New York Tobacco Asset Securitization Corporation, 6.75%, due 07/01/40	1,086,590
880,000	East Williston, New York Union Free School District-Series A, 5.00%, due 06/15/18	963,741	Aa2
4,000,000	Erie County, New York Tobacco Asset Securitization Corporation-Series A, 6.25%, due 07/15/40	4,582,000	Ba1	AAA
3,250,000	Essex County, New York IDA Civic Facility (Moses Ludington Nursing Home), (FHA Insured), 6.375%, due 02/01/50	3,621,572		AAA
1,600,000	Long Island Power Authority-New York Electric System-Series-2B, (LOC-Bayerische Landesbank), 2.25%, due 09/01/05, (a)	1,600,000	Aaa	AAA
5,000,000	Long Island Power Authority-New York Electrical Systems Revenue-Series A (MBIA Insured), 5.00%, due 09/01/27	5,248,050	Aaa	AAA
1,715,000	Madison County, New York Industrial Development Agency, Colgate University-Series A, (MBIA Insured), 5.00%, due 07/01/39	1,814,762	Aaa	AAA
5,000,000	Metropolitan Transportation Authority New York-Series A (FGIC Insured), 5.00%, due 11/15/25	5,371,550	Aaa	AAA
550,000	Metropolitan Transportation Authority New York-Series A, (FGIC Insured), 5.00%, due 11/15/31	604,483	Aaa	AAA
1,000,000	Metropolitan Transportation Authority New York-Series A, (FSA Insured), 5.00%, due 11/15/30	1,053,680	Aaa	AAA
1,000,000	Monroe County, New York IDA (Southview Towers Project), (SONYMA Insured), Subject to AMT, 6.25%, due 02/01/31	1,102,460	Aa1
5,000,000	Monroe County, New York Tobacco Asset Securitization Corporation, 6.375%, due 06/01/35	5,337,500	Ba1	BBB
575,000	Nassau County, New York Interim Finance Authority-Series A2, (AMBAC Insured), 5.125%, due 11/15/21	595,493	Aaa	AAA
2,600,000	Nassau County, New York Interim Finance Authority-Series B, (AMBAC Insured), 5.00%, due 11/15/18	2,848,742	Aaa	AAA
1,600,000	New York City Transitional Finance Authority-New York Recovery-Series 3E, 2.31%, due 11/01/22, (a)	1,600,000	Aa2	AAA
1,000,000	New York City Housing Development Corporation (Multifamily Housing)-Series E, (SONYMA Insured), 6.25%, due 05/01/36	1,073,690	Aa2	AA

			Ratings (Unaudited)
Face Amount		Value	Moody’s	Standard & Poor’s

2,500,000	New York City Industrial Development Agency (Saint Francis College), 5.00%, due 10/01/34	2,607,425		A-
1,600,000	New York City Municipal Water Finance Authority-Series C, Water & Sewer System Revenue, (FGIC Insured), 2.30%, due 09/01/05, (a)	1,600,000	Aa1	AA+
2,600,000	New York City Transitional Finance Authority, Future Tax Secured - Series B, 5.00%, due 08/01/23	2,776,670	Aa1	AAA
700,000	New York City Transitional Finance Authority, Future Tax Secured - Series C, 5.00%, due 08/01/24	741,909	Aa1	AAA
420,000	New York City Transitional Finance Authority-Series B, 5.50%, due 02/01/17	466,565	Aa1	AAA
575,000	New York City Transitional Finance Authority-Series C, 5.375%Prerefunded to 02/01/11, due 02/01/18	642,574	Aa1	AAA
425,000	New York City Transitional Finance Authority-Series C, 5.375%, due 02/01/18	467,959	Aa1	AAA
1,350,000	New York City Transitional Finance Authority-Series C, Future Tax Secured - Series C, 5.00%, due 02/01/33	1,426,842	Aa1	AAA
2,300,000	New York Counties Tobacco Trust I, 6.50%, due 06/01/35	2,467,279	Ba1	BBB
1,500,000	New York Counties Tobacco Trust I, 6.625%, due 06/01/42	1,616,940	Ba1	BBB
1,680,000	New York State Dormitory Authority (Columbia University)-Series B, 5.00%, due 07/01/21	1,809,679	Aaa	AAA
1,800,000	New York State Dormitory Authority (Columbia University)-Series B, 5.00%, due 07/01/23	1,938,942	Aaa	AAA
2,295,000	New York State Dormitory Authority (Cornell University)-Series B, 2.32%, due 07/01/25, (a)	2,295,000	Aa1	AA+
2,000,000	New York State Dormitory Authority (Court Facilities)-Series A, 5.375%, due 05/15/23	2,254,840	A2	A+
4,500,000	New York State Dormitory Authority (Court Facilities)-Series A, 5.50%, due 05/15/20	5,137,290	A2	A+
1,660,000	New York State Dormitory Authority (Fordham University), 5.00%, due 07/01/22	1,786,044	Aaa	AAA
5,940,000	New York State Dormitory Authority (Highlands Living), (FHA Insured), 6.60%, due 02/01/34	6,016,745		AA
2,250,000	New York State Dormitory Authority (Jewish Home of Central New York), 6.25%, due 07/01/25	2,340,360	Aaa
1,815,000	New York State Dormitory Authority (Manhattan College), 5.50%, due 07/01/17	1,984,557		AA
2,400,000	New York State Dormitory Authority (Manhattan College), 5.50%, due 07/01/18	2,621,592		AA

			Ratings (Unaudited)
Face Amount		Value	Moody’s	Standard & Poor’s

2,285,000	New York State Dormitory Authority (Master Board of Cooperative Education Program), (FSA Insured), 5.00%, due 08/15/23	2,451,965	Aaa	AAA
1,000,000	New York State Dormitory Authority (Mental Health Services Facilities Improvement)-Series B, (AMBAC Insured), 5.00%, due 02/15/30	1,065,900	Aaa	AAA
2,500,000	New York State Dormitory Authority (New York State University), 5.125%, due 05/15/31	2,791,600	Aaa	AAA
1,205,000	New York State Dormitory Authority (New York University)-Series 1, (AMBAC Insured), 5.50%, due 07/01/19	1,416,634	Aaa	AAA
1,000,000	New York State Dormitory Authority (New York University)-Series 1, (AMBAC Insured), 5.50%, due 07/01/22	1,196,060	Aaa	AAA
1,000,000	New York State Dormitory Authority (Nursing Home-Menorah Campus), (AMBAC/FHA Insured), 6.10%, due 02/01/37	1,057,890		AAA
250,000	New York State Dormitory Authority (Rochester University)-Series A, 5.25%, due 07/01/23	272,855	A1	A+
200,000	New York State Dormitory Authority (Rochester University)-Series A, 5.25%, due 07/01/24	218,128	A1	A+
4,400,000	New York State Dormitory Authority (Rockefeller University), 5.00%, due 07/01/28	4,557,036	Aaa	AAA
2,400,000	New York State Dormitory Authority (W.K. Nursing Home), (FHA Insured), 6.125%, due 02/01/36	2,508,888		AAA
715,000	New York State Dormitory Authority-Series B, (FHA Insured), 6.65%, due 08/15/30	837,558	Aa2
5,525,000	New York State Energy Research & Development Authority-Pollution Control Revenue, (Niagara Mohawk Power Corporation) Project A, 5.15%, due 11/01/25	5,908,545	Aaa	AAA
985,000	New York State Environmental Facilities Corporation, Personal Income Tax- Series A, (FGIC Insured), 5.00%, due 01/01/23	1,063,564	Aaa	AAA
1,810,000	New York State Housing Finance Agency (Housing Project Mortgage)-Series A, (FSA Insured), 6.125%, due 11/01/20	1,882,128	Aaa	AAA
500,000	New York State Power Authority-Series A, 5.00%, due 11/15/19	544,680	Aa2	AA-
2,980,000	New York State Thruway Authority (General Revenue)-Series E, 5.00%, due 01/01/25	3,073,453	Aa3	AA-
950,000	New York State Thruway Authority (Highway and Bridge), Second Generation- Series B, (FSA Insured), 5.00%, due 04/01/17	1,035,576	Aaa	AAA
1,535,000	New York State Thruway Authority (Highway and Bridge)-Series A, (FGIC Insured), 5.50%, due 04/01/17	1,729,531	Aaa	AAA

			Ratings (Unaudited)
Face Amount		Value	Moody’s	Standard & Poor’s

2,190,000	New York State Thruway Authority (Highway and Bridge)-Series C, (FGIC Insured), 5.00%, due 04/01/20	2,350,965	Aaa	AAA
225,000	New York State Urban Development Corporation, Personal Income Tax Series C-1 (FGIC Insured), 5.50%, due 03/15/19	256,378	Aaa	AAA
1,000,000	New York State Urban Development Corporation, Subordinated Lien Corporation Purpose- Series A, 5.125%, due 07/01/20	1,079,880	A2	A
1,520,000	New York State Urban Development Corporation, Subordinated Lien Corporation Purpose-Series A, 5.125%, due 07/01/21	1,639,077	A2	A
3,800,000	New York State Urban Development Corporation (Correctional Facilities), (FSA Insured), 5.25%, due 01/01/30	4,188,778	Aaa	AAA
1,500,000	New York, New York-Series B2, Subscriber B4, (MBIA Insured), 2.30%, due 09/01/05, (a)	1,500,000	Aaa	AAA
1,965,000	New York, New York-Series D, (FSA Insured), 5.125%, due 08/01/18	2,131,082	Aaa	AAA
500,000	New York, New York-Series G, 5.25%, due 08/01/15	549,825	A1	A+
2,800,000	New York, New York-Series H4, (LOC-Bank of New York), 2.25%, due 03/31/34, (a)	2,800,000	Aa2	AA-
1,000,000	Niagara County, Tobacco Asset Securitization Corporation, 6.25%, due 05/15/40	1,061,830	Ba1
1,500,000	Port Authority New York & New Jersey, Consolidated-125th Series, 5.00%, due 10/15/19	1,633,470	Aaa	AAA
1,000,000	Port Authority New York & New Jersey, Consolidated-132nd Series, 5.00%, due 09/01/25	1,065,270	A1	AA-
335,000	Red Hook, New York Central School District, Refunding, (FSA Insured), 5.125%, due 06/15/18	366,353	Aaa
3,000,000	Sales Tax Asset Receivable Corp., New York-Series A, (AMBAC Insured), 5.00%, due 10/15/29	3,215,430	Aaa	AAA
2,000,000	Sales Tax Asset Receivable Corp., New York-Series A, (AMBAC Insured), 5.00%, due 10/15/32	2,132,920	Aaa	AAA
1,000,000	Sales Tax Asset Receivable Corp., New York-Series A, (AMBAC Insured), 5.25%, due 10/15/27	1,101,940	Aaa	AAA
2,400,000	Triborough, New York State Bridge & Tunnel Authority, (MBIA Insured), 5.25%, due 11/15/23	2,634,864	Aaa	AAA
1,485,000	Triborough, New York State Bridge & Tunnel Authority-Series A, 5.00%Prerefunded to 01/01/2012, due 01/01/32	1,629,045	Aa2	AA-
265,000	Triborough, New York State Bridge & Tunnel Authority-Series A, 5.00%, due 01/01/32	275,770	Aa2	AA-

			Ratings (Unaudited)
Face Amount		Value	Moody’s	Standard & Poor’s

2,000,000	Triborough, New York State Bridge & Tunnel Authority-Series B, 5.00%, due 11/15/27	2,111,200	Aa2	AA-
1,000,000	Triborough, New York State Bridge & Tunnel Authority-Series B, 5.125%, due 11/15/29	1,082,120	Aa2	AA-
885,000	Westchester County, New York Health Care Corporation-Series B, (County Guaranteed), 5.25%, due 11/01/17	959,756	Aaa	AAA
	Total Municipal Bonds (Cost $151,657,599)	160,303,069

Shares
CLOSED-END FUNDS (8.01%)
536,324	Muniholdings New York Insured Fund	8,195,031
296,890	Muniyield New York Insured Fund	4,108,958
10,000	Nuveen Insured New York Premium	156,000
100,000	Van Kampen Trust Investment Grade New York Municipals	1,605,000
	Total Closed-End Funds (Cost $12,080,902)	14,064,989

Face Amount
COMMERCIAL PAPER (0.08%)
$136,000	General Electric Capital Corporation, 3.45%, due 09/01/05	$136,000
	Total Investments (99.36%) (Cost $163,874,501)+	174,504,058
	Cash and Other Assets, Net of Liabilities (0.64%)	1,123,190
	NET ASSETS (100.00%)	$175,627,248

See Notes to Financial Statements.

+	Aggregate cost for federal income tax purposes is identical.

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $10,637,189 and $7,632 respectively, resulting in net unrealized appreciation of $10,629,557.

	(a)	Variable rate security - The stated rate represents the rate at August 31, 2005.

Key
	AMBAC	Ambac Indemnity Corporation
	AMT	Alternative Minimum Tax
	FGIC	Financial Guaranty Insurance Corporation
	FHA	Federal Housing Administration
	FSA	Financial Security Assurance, Inc.
	IDA	Industrial Development Agency
	LOC	Letter of Credit
	MBIA	Municipal Bond Insurance Association
	SONYMA	State of New York Mortgage Agency

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

AUGUST 31, 2005 (UNAUDITED)

			Ratings (Unaudited)
Face Amount		Value	Moody’s	Standard & Poor’s

MUNICIPAL BONDS (90.24%)
$415,000	Branchburg, New Jersey Board of Education, (FGIC Insured), 5.00%, due 07/15/21	$444,129	Aaa	AAA
350,000	Delaware River Port Authority, Port District Project-Series A (FSA Insured), Refunding Port District Project Series A, 5.20%, due 01/01/27	376,394	Aaa	AAA
500,000	Freehold Township, New Jersey Board of Education (MBIA Insured), 5.00%, due 02/15/22	532,855	Aaa	AAA
250,000	Gloucester County, New Jersey Improvement Authority-Series A, (MBIA Insured), 5.00%, due 07/15/23	270,033	Aaa	AAA
650,000	Mercer County, New Jersey Improvement Authority, Government Leasing Program (AMBAC County Guaranteed), 5.00%, due 12/15/18	712,244	Aaa	AAA
200,000	Middlesex County, New Jersey Import Authority, 5.00%, due 08/01/22	213,478	Aaa	AAA
115,000	Morris County, New Jersey Improvement Authority, School Improvement, (County Guaranteed), 5.00%, due 08/15/16	125,884	Aaa
200,000	New Jersey Economic Development Authority, Cigarette Tax, 5.75%, due 06/15/29	216,008	Baa2	BBB
250,000	New Jersey Economic Development Authority, Liberty State Park Project Series C, 5.00%, due 03/01/27	267,152	Aaa	AAA
100,000	New Jersey Economic Development Authority, New Jersey American Water Co. Project A, (FGIC Insured), Subject to AMT, 6.875%, due 11/01/34	102,308	Aaa	AAA
200,000	New Jersey Economic Development Authority, Water Facilities Revenue Project B, 2.40%, due 11/01/25, (a)	200,000	Aaa	AAA
50,000	New Jersey Economic Development Authority, Economic Development Revenue, Heath VLG-96 Project, (LOC-First Union National Bank), 6.00%, due 05/01/16, *	51,148		AA-
25,000	New Jersey Economic Development Authority, Economic Development Revenue, Prerefunded-Heath VLJ-96 Project, (LOC-First Union National Bank), 6.00%, due 05/01/16, *	25,749		AA-
150,000	New Jersey Economic Development Authority, Economic Development Revenue, Refunding- Burlington Coat Factory, (LOC- First Union National Bank), 6.125%, due 09/01/10	151,521	Aa3
100,000	New Jersey Economic Development Authority, Pollution Control Revenue, Public Service Electric & Gas Company Project, (MBIA Insured), Subject to AMT, 6.40%, due 05/01/32	101,739	Aaa	AAA

			Ratings (Unaudited)
Face Amount		Value	Moody’s	Standard & Poor’s

125,000	New Jersey Health Care Facilities Financing Authority, General Hospital Center at Passaic, (FSA Insured), 6.75%, due 07/01/19	156,885	Aaa	AAA
150,000	New Jersey Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital, 5.75%, due 07/01/25	162,313	A2	A
150,000	New Jersey Health Care Facilities Financing Authority, Saint Joseph’s Hospital & Medical Center, (Connie Lee Insured), 6.00%, due 07/01/26	156,474		AAA
500,000	New Jersey State, Variable Purpose, (FGIC Insured), 5.00%, due 08/01/22	542,510	Aaa	AAA
250,000	New Jersey State Educational Facilities Authority, Kean University-Series D, (FGIC Insured), 5.25%, due 07/01/23	276,848	Aaa	AAA
500,000	New Jersey State Educational Facilities Authority, Montclair State University-Series F, 5.00%, due 07/01/31	522,320	Aaa	AAA
275,000	New Jersey State Educational Facilities Authority, Refunding-Princeton University-Series D, 5.00%, due 07/01/26	295,069	Aaa	AAA
100,000	New Jersey State Educational Facilities Authority, Rowan University-Series C, (FGIC Insured), 5.00%, due 07/01/31	105,128	Aaa	AAA
25,000	New Jersey State Higher Education Assistance Authority, Student Loan-Series A, (AMBAC Insured), Subject to AMT, 5.30%, due 06/01/17	25,598	Aaa	AAA
100,000	New Jersey State Housing & Mortgage Finance Agency, MHRB-Series A, (AMBAC/FHA Insured), 6.25%, due 05/01/28	102,943	Aaa	AAA
300,000	New Jersey State Housing & Mortgage Finance Agency, MHRB-Series B, (FSA Insured), 6.15%, due 11/01/20	318,207	Aaa	AAA
325,000	New Jersey State Transport Trust Fund Authority, Transport Systems-Series C, 5.50%, due 06/15/24	370,198	Aaa	AAA
675,000	New Jersey State Turnpike Authority, Highway Improvement, Refunding-Series A, (FGIC Insured), 5.00%, due 01/01/19	733,988	Aaa	AAA
300,000	New Jersey State-Series H, Refunding Series H, 5.25%, due 07/01/19	343,662	Aa3	AA
400,000	Old Bridge, New Jersey Board of Education, (MBIA Insured), 5.00%, due 07/15/30	419,664	Aaa	AAA
600,000	Port Authority New York & New Jersey, Consolidated 125th Series, (FSA Insured), 5.00%, due 10/15/19	653,388	Aaa	AAA
70,000	Puerto Rico Housing Bank & Finance Agency, Single Family Mortgage, Affordable Housing Mortgage- Portfolio I, (GNMA/FNMA/FHLMC Insured), Subject to AMT, 6.25%, due 04/01/29	71,542	Aaa	AAA

			Ratings (Unaudited)
Face Amount		Value	Moody’s	Standard & Poor’s

300,000	Tobacco Settlement Financing Corporation, New Jersey, 6.125%, due 06/01/42	322,662	Baa3	BBB
250,000	Tobacco Settlement Financing Corporation, New Jersey, 7.00%, due 06/01/41	298,800	Baa3	BBB
400,000	Trenton, New Jersey, (MBIA Insured), 5.00%, due 12/01/26	429,508	Aaa
500,000	Union County, New Jersey Improvement Authority, Madison Redevelopment Project, (FSA insured), 5.00%, due 03/01/25	537,640	Aa1
250,000	University Medicine & Dentistry, New Jersey, (AMBAC Insured), 5.00%, due 04/15/22	270,310	Aaa	AAA
250,000	University Medicine & Dentistry, New Jersey-Series A, 5.125%, due 12/01/22	271,795	Aaa	AAA
100,000	University Puerto Rico Revenue-Series O, (MBIA Insured), 5.375%, due 06/01/30	101,181	Aaa	AAA
250,000	Willingboro New Jersey Utilities Authority-Series H, 5.25%, due 01/01/21	271,205	Aaa
	Total Municipal Bonds (Cost $10,932,492)	11,550,480

Shares
CLOSED-END FUNDS (8.40%)
38,700	Muniholdings New Jersey Insured Fund	613,395
23,400	Muniyield New Jersey Fund Incorporated	368,082
5,800	Muniyield New Jersey Insured Fund	94,250
	Total Closed-End Funds (Cost $885,618)	1,075,727

Face Amount
COMMERCIAL PAPER (0.78%)
$100,000	General Electric Capital Corporation, 3.45%, due 09/01/05	$100,000
	Total Investments (99.42%) (Cost $11,918,110)+	12,726,207
	Cash and Other Assets, Net of Liabilities (0.58%)	74,220
	NET ASSETS (100.00%)	$12,800,427

See Notes to Financial Statements.

+	Aggregate cost for federal income tax purposes is identical.

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $811,152 and $3,055 respectively, resulting in net unrealized appreciation of $808,097.

(a)	Variable rate security. The stated rate represents the rate at August 31, 2005.

*	Restricted security subject to restrictions on resale under fedreal securities laws. Security represents 0.60% of net assets.

Key
	AMBAC	Ambac Indemnity Corporation
	AMT	Alternative Minimum Tax
	FGIC	Financial Guaranty Insurance Corporation
	FHA	Federal Housing Administration
	FHLMC	Federal Home Loan Mortgage Corporation
	FNMA	Federal National Mortgage Association
	FSA	Financial Security Assurance, Inc.
	GNMA	Government National Mortgage Association
	LOC	Letter of Credit
	MBIA	Municipal Bond Insurance Association
	MHRB	Multi-family Housing Revenue Bond

LEBENTHAL TAXABLE  MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

AUGUST 31, 2005 (UNAUDITED)

			Ratings (Unaudited)
Face Amount		Value	Moody’s	Standard & Poor’s

MUNICIPAL BONDS (91.24%)
$350,000	Allen County, Indiana War Memorial Coliseum Additions Building Corporation, (AMBAC Insured), 6.875%, due 11/01/25	$387,201	Aaa
600,000	Atlanta & Fulton County, Georgia Recreational Authority-Downtown Area Project, (FSA Insured), 7.00%, due 12/01/28	642,570	Aaa	AAA
300,000	Bridgeport, Connecticut Taxable Pension Bonds, General Obligation, (FGIC Insured), 7.64%, due 01/15/30	399,492	Aaa	AAA
600,000	Broward County, Florida Airport Systems Revenue, Taxable Series J2, 6.90%, due 10/01/21	721,152	Aaa	AAA
150,000	Connecticut State Health & Educational Facilities Authority, Maefair Health Care, 9.20%, due 11/01/24	217,540	A1	AA
150,000	Connecticut State Health & Educational Facilities Authority, Shady Knoll Center, 8.90%, due 11/01/24	213,203	A1	AA
250,000	Cuyahoga County, Ohio Economic Development, Gateway Arena Project- Series A, 8.625%, due 06/01/22	329,790	Aa2
300,000	Dallas, Texas, Taxable Pension - Series A, 5.195%, due 02/15/35	313,617	Aa1	AA+
225,000	Detroit, Michigan Downtown Development Authority Tax Increment Revenue, Taxable-Development Area No.1 Project-B, (MBIA Insured), 6.68%, due 07/01/28	275,947	Aaa	AAA
100,000	Florida Housing Finance Agency, Mariner Club- K- 2, (AMBAC Insured), 8.25%, due 09/01/15	104,935	Aaa	AAA
250,000	Fresno County, California Pension Obligation, (FGIC Insured), 6.67%, due 08/15/18	292,500	Aaa	AAA
500,000	Glendale, Arizona Municipal Property Corporate Excise Tax-Series B, (AMBAC Insured), 5.58%, due 07/01/32	526,600	Aaa	AAA
425,000	Harrisburg, Pennsylvania, Resource Recovery Facilities Authority-Series B, 8.05%, due 09/01/25	502,894	Aaa	AAA
75,000	Idaho Housing Agency, (HUD Section 8 Insured), 8.50%, due 07/01/09	75,905	A2
110,000	Illinois State, Taxable, Pension Funding, (XLCA/ ICR Insured), 5.10%, due 06/01/33	113,146	Aaa	AAA
250,000	Industry, California, General Obligation, (MBIA Insured), 6.70%, due 07/01/21	258,725	Aaa	AAA
750,000	Jersey City, New Jersey Municipal Utilities Authority-Series B, (MBIA Insured), 5.47%, due 05/15/27	806,145	Aaa	AAA
265,000	Kern County, California Pension Obligation, (MBIA Insured), 7.26%, due 08/15/14	311,579	Aaa	AAA

			Ratings (Unaudited)
Face Amount		Value	Moody’s	Standard & Poor’s

400,000	Los Angeles, California Certificate Participation, Real Property-AK, 7.25%, due 04/01/29	422,884	A2
200,000	Los Angeles, California Community Redevelopment Agency, Monterey-Series D, (FSA Insured), 6.60%, due 09/01/20	222,500	Aaa	AAA
100,000	Maryland State Transportation Authority Limited, Baltimore- Washington International, (MBIA Insured), 6.48%, due 07/01/22	116,592	Aaa
500,000	Miami Dade County, Florida Educational Facilities Authority, Taxable-University of Miami-Series B, 5.36%, due 04/01/24	532,805	Aaa	AAA
200,000	Michigan State Housing Development Authority-Series A, (AMBAC Insured), 8.30%, due 11/01/15	245,196	Aaa	AAA
10,000	Minnesota State Housing Finance Agency, Single Family Mortgage-Series G, 8.05%, due 01/01/12	10,085	Aa1	AA+
250,000	New Jersey Economic Development Authority, State Pension Funding, Revenue-Series B, 0.00%*, due 02/15/21	119,310	Aaa	AAA
550,000	New Jersey Economic Development Authority- Series B, (AMBAC Insured), 5.80%, due 04/01/25	605,110	Aaa	AAA
10,000	New Jersey State Turnpike Authority, Turnpike Revenue, -Taxable Series B, (AMBAC Insured), 4.252%, Prerefunded to 1/01/15, due 01/01/16	9,808	Aaa	AAA
240,000	New Jersey State Turnpike Authority, Turnpike Revenue-Series B, (AMBAC Insured), 4.252%, due 01/01/16	236,105	Aaa	AAA
580,000	New York State Dormitory Authority Revenues, Highland Hospital-Series B, (MBIA/FHA Insured), 7.45%, due 08/01/35	649,380	Aaa	AAA
300,000	New York State Housing Finance Agency, Multi-family Housing-Series B, (FHA Insured), 8.25%, due 05/15/35	306,690	Aa1	AAA
500,000	Ohio State, Developmental Assistance, (MBIA Insured), 5.32%, due 10/01/18	512,830	Aaa	AAA
585,000	Ohio State, Taxable-Developmental Assistance-Series A, (MBIA Insured), 5.61%, due 10/01/22	616,724	Aaa	AAA
500,000	Oregon School Boards Association, Taxable-Pension, (AMBAC Insured), 4.759%, due 06/30/28	493,730	Aaa	AAA
300,000	Oregon School Boards Association, Taxable-Pension-Series B, (FGIC Insured), 5.55%, due 06/30/28	325,197	Aaa	AAA
500,000	Oregon State, General Obligation, Taxable-Series B, 5.762%, due 06/01/23	558,450	Aa3	AA-

			Ratings (Unaudited)
Face Amount		Value	Moody’s	Standard & Poor’s

330,000	Philadelphia, Pennsylvania School District Taxable-Series C, (FSA Insured), 5.09%, due 07/01/20	334,567	Aaa	AAA
100,000	Pittsburgh, Pennsylvania Urban Redevelopment Authority, (FSA Insured), 9.07%, due 09/01/14	102,000	Aaa	AAA
600,000	Richland Lexington, South Carolina Airport District, Columbia Metropolitan Airport-Series B, (FSA Insured), 6.59%, due 01/01/17	681,960	Aaa	AAA
300,000	Rosemont, Illinois Tax Increment Project 5, (FGIC Insured), 6.95%, due 12/01/20	339,600	Aaa	AAA
225,000	Sacramento County, California-Series A, (MBIA Insured), 7.68%, due 08/15/21	296,224	Aaa	AAA
130,000	San Diego State University Foundation-Series B, (MBIA Insured), 6.70%, due 03/01/22	142,665	Aaa	AAA
270,000	Texas State, Department of Housing and Community Affairs-Series C-1, (MBIA Insured), 7.76%, due 09/01/17	273,081	Aaa	AAA
277,695	Tobacco Settlement Funding Corporation, Louisiana Revenue-Series 2001A, 6.36%, due 05/15/25	278,761	Baa3	BBB
500,000	University of New Mexico, Certificates of Participation, 8.00%, due 06/30/25	567,135	Aaa	AAA
500,000	West Haven, Connecticut, (MBIA Insured), 5.84%, due 03/15/22	538,225	Aaa	AAA
	Total Municipal Bonds (Cost $14,458,351)	16,030,555

Shares
CLOSED-END FUNDS (4.10%)
44,500	Blackrock Income Trust Incorporated	287,915
49,200	Hyperion Total Return Fund Incorporated	432,960
	Total Closed-End Funds (Cost $697,254)	720,875

Face Amount
COMMERCIAL PAPER (3.49%)
$612,000	General Electric Capital Corporation, 3.45%, due 09/01/05	$612,000
	Total Investments (98.83%) (Cost $15,767,605)+	17,363,430
	Cash and Other Assets, Net of Liabilities (1.17%)	205,715
	NET ASSETS (100.00%)	$17,569,145

See Notes to Financial Statements.

+	Aggregate cost for federal income tax purposes is identical.

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $1,606,182 and $10,357 respectively, resulting in net unrealized appreciation of $1,595,825.

*	Zero Coupon Bond

Key
	AMBAC	Ambac Indemnity Corporation
	FGIC	Financial Guaranty Insurance Corporation
	FHA	Federal Housing Administration
	FSA	Financial Security Assurance, Inc.
	HUD	Department of Housing and Urban Development
	ICR	Insured Custodial Receipts
	MBIA	Municipal Bond Insurance Association
	XLCA	XL Capital Assurance

Item 2.  Controls and Procedures.

(a)                      The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)                     The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), is filed herewith.

SIGNATURES:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lebenthal Funds, Inc.

By:	/s/ Alexandra Lebenthal
Alexandra Lebenthal
President and Chief Executive Officer

Date: October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By:	/s/ Alexandra Lebenthal
Alexandra Lebenthal
President and Chief Executive Officer

Date: October 24, 2005

By:	/s/ Ronald Maggiacomo
Ronald Maggiacomo
Treasurer

Date: October 24, 2005